RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Due from Related Parties	$ 7,987,756	$ 4,769,475
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Due from Related Parties	967,772	985,869
Individual directors and executive officers
RELATED PARTY BALANCES AND TRANSACTIONS
Due from Related Parties	7,019,984	3,783,606
Due to Related Parties	$ 10,148,142	$ 461,704